TAXES - Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Deferred tax assets:
Allowance for doubtful accounts	$ 116,609	$ 76,821
Total	116,609	76,821
Total deferred tax assets	$ 116,609	$ 76,821